Taxation - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Tax Provision [Abstract]
Current income tax expense	$ 780	$ 890
Deferred income tax (benefit)/expense	163	(599)
Total income tax expense	$ 943	$ 291